[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


October 29, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


   Re:  Van Kampen Focus Portfolios Insured Income Trust, Series 82 and
        Van Kampen Focus Portfolios Insured Income Trust, Intermediate Series 83

        File No. 333-65032    CIK #1025472

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on October 24, 2008.

                                                               Very truly yours,

                                                             /s/ John F. Tierney

                                                                 John F. Tierney
                                                             Executive Director,
                                                           Van Kampen Funds Inc.